Financial Instruments carried at fair value	6 Months Ended
Jun. 30, 2022
Financial Instruments carried at Fair Value [Abstract]
Disclosure of financial instruments carried at fair value [text block]	Financial instruments carried at fair value Fair value hierarchy The financial instruments carried at fair value have been categorized under the three levels of the IFRS fair value hierarchy as follows: Level 1 – Instruments valued using quoted prices in active markets are instruments where the fair value can be determined directly from prices which are quoted in active, liquid markets and where the instrument observed in the market is representative of that being priced in the Group’s inventory. These include: government bonds, exchange-traded derivatives and equity securities traded on active, liquid exchanges. Level 2 – Instruments valued with valuation techniques using observable market data are instruments where the fair value can be determined by reference to similar instruments trading in active markets, or where a technique is used to derive the valuation but where all inputs to that technique are observable. These include: many OTC derivatives; many investment-grade listed credit bonds; some CDS; many collateralized debt obligations (CDO); and many less-liquid equities. Level 3 – Instruments valued using valuation techniques using market data which is not directly observable are instruments where the fair value cannot be determined directly by reference to market-observable information, and some other pricing technique must be employed. Instruments classified in this category have an element which is unobservable and which has a significant impact on the fair value. These include: more-complex OTC derivatives; distressed debt; highly-structured bonds; illiquid asset-backed securities (ABS); illiquid CDO’s (cash and synthetic); monoline exposures; some private equity placements; many commercial real estate (CRE) loans; illiquid loans; and some municipal bonds. Carrying value of the financial instruments held at fair value1 Jun 30, 2022 Dec 31, 2021 in € m. Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Quotedprices inactivemarket(Level 1) Valuationtechniqueobservableparameters(Level 2) Valuationtechniqueunobservableparameters(Level 3) Financial assets held at fair value: Trading assets 40,227 54,204 9,523 51,020 42,561 8,815 Trading securities 40,063 48,922 4,060 50,814 38,108 3,614 Other trading assets 163 5,281 5,462 206 4,453 5,201 Positive market values from derivative financial instruments 4,044 307,421 11,519 4,354 286,337 9,042 Non-trading financial assets mandatory at fair value through profit or loss 2,532 80,808 5,383 2,764 81,304 4,896 Financial assets designated at fair value through profit or loss 0 0 96 0 91 49 Financial assets at fair value through other comprehensive income 13,142 15,789 2,585 13,375 13,302 2,302 Other financial assets at fair value 1,218 (862)2 127 98 9282 78 Total financial assets held at fair value 61,162 457,359 29,232 71,611 424,524 25,182 Financial liabilities held at fair value: Trading liabilities 46,057 12,877 37 48,364 6,272 83 Trading securities 46,056 11,857 33 48,363 5,838 33 Other trading liabilities 1 1,020 4 0 434 49 Negative market values from derivative financial instruments 4,868 287,657 10,958 5,208 272,121 9,781 Financial liabilities designated at fair value through profit or loss 0 57,172 2,928 0 56,728 1,740 Investment contract liabilities 0 494 0 0 562 0 Other financial liabilities at fair value 19 3,8402 (630)3 5 3,0262 (179)3 Total financial liabilities held at fair value 50,943 362,039 13,293 53,576 338,707 11,424 1 Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2021. 2 Predominantly relates to derivatives qualifying for hedge accounting. 3 Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications. Until June 30, 2022 there were transfers from Level 2 to Level 1 on trading securities (€ 1.5 billion of assets). The assessment of level 1 versus level 2 is based on liquidity testing procedures. During the first half of 2022, increased pricing dispersions due the war in Ukraine resulted in an increase of Level 3 of “Positive market values from derivative financial instruments” and “Negative market values from derivative financial instruments” by approximately € 1.2 billion and € 1.0 billion respectively. Valuation techniques The Group has an established valuation control framework which governs internal control standards, methodologies, valuation techniques and procedures over the valuation process and fair value measurement. The current market conditions including the war in Ukraine required additional focus and review in certain areas, including assessment of bid-offer spreads to ensure they were representative of fair value. The following is an explanation of the valuation techniques used in establishing the fair value of the different types of financial instruments that the Group trades. Sovereign, Quasi-sovereign and Corporate Debt and Equity Securities – Where there are no recent transactions then fair value may be determined from the last market price adjusted for all changes in risks and information since that date. Where a close proxy instrument is quoted in an active market then fair value is determined by adjusting the proxy value for differences in the risk profile of the instruments. Where close proxies are not available then fair value is estimated using more complex modeling techniques. These techniques include discounted cash flow models using current market rates for credit, interest, liquidity and other risks. For equity securities modeling techniques may also include those based on earnings multiples. Mortgage- and Other Asset-Backed Securities (MBS/ABS) include residential and commercial MBS and other ABS including CDOs. ABS have specific characteristics as it has different underlying assets and the issuing entities have different capital structures. The complexity increases further where the underlying assets are themselves ABS, as is the case with many of the CDO instruments. Where no reliable external pricing is available, ABS are valued, where applicable, using either relative value analysis which is performed based on similar transactions observable in the market, or industry standard valuation models incorporating available observable inputs. The industry standard external models calculate principal and interest payments for a given deal based on assumptions that can be independently price tested. The inputs include prepayment speeds, loss assumptions (timing and severity) and a discount rate (spread, yield or discount margin). These inputs/assumptions are derived from actual transactions, external market research and market indices where appropriate. Loans – For certain loans fair value may be determined from the market price on a recently occurring transaction adjusted for all changes in risks and information since that transaction date. Where there are no recent market transactions then broker quotes, consensus pricing, proxy instruments or discounted cash flow models are used to determine fair value. Discounted cash flow models incorporate parameter inputs for credit risk, interest rate risk, foreign exchange risk, loss given default estimates and amounts utilized given default, as appropriate. Credit risk, loss given default and utilization given default parameters are determined using information from the loan or CDS markets, where available and appropriate. Leveraged loans can have transaction-specific characteristics which can limit the relevance of market-observed transactions. Where similar transactions exist for which observable quotes are available from external pricing services then this information is used with appropriate adjustments to reflect the transaction differences. When no similar transactions exist, a discounted cash flow valuation technique is used with credit spreads derived from the appropriate leveraged loan index, incorporating the industry classification, subordination of the loan, and any other relevant information on the loan and loan counterparty. Over-The-Counter Derivative Financial Instruments – Market standard transactions in liquid trading markets, such as interest rate swaps, foreign exchange forward and option contracts in G7 currencies, and equity swap and option contracts on listed securities or indices are valued using market standard models and quoted parameter inputs. Parameter inputs are obtained from pricing services, consensus pricing services and recently occurring transactions in active markets wherever possible. More complex instruments are modeled using more sophisticated modeling techniques specific for the instrument and are calibrated to available market prices. Where the model output value does not calibrate to a relevant market reference then valuation adjustments are made to the model output value to adjust for any difference. In less active markets, data is obtained from less frequent market transactions, broker quotes and through extrapolation and interpolation techniques. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, fundamental analysis of the economics of the transaction and proxy information from similar transactions. Financial Liabilities Designated at Fair Value through Profit or Loss under the Fair Value Option – The fair value of financial liabilities designated at fair value through profit or loss under the fair value option incorporates all market risk factors including a measure of the Group’s credit risk relevant for that financial liability. The financial liabilities include structured note issuances, structured deposits, and other structured securities issued by consolidated vehicles, which may not be quoted in an active market. The fair value of these financial liabilities is determined by discounting the contractual cash flows using the relevant credit-adjusted yield curve. The market risk parameters are valued consistently to similar instruments held as assets, for example, any derivatives embedded within the structured notes are valued using the same methodology discussed in the “Over-The-Counter Derivative Financial Instruments” section above. Where the financial liabilities designated at fair value through profit or loss under the fair value option are collateralized, such as securities loaned and securities sold under repurchase agreements, the credit enhancement is factored into the fair valuation of the liability. Investment Contract Liabilities – Assets which are linked to the investment contract liabilities are owned by the Group. The investment contract obliges the Group to use these assets to settle these liabilities. Therefore, the fair value of investment contract liabilities is determined by the fair value of the underlying assets (i.e. amount payable on surrender of the policies). Analysis of financial instruments with fair value derived from valuation techniques containing significant unobservable parameters (Level 3) Some of the instruments in Level 3 of the fair value hierarchy have identical or similar offsetting exposures to the unobservable input. However, according to IFRS they are required to be presented as gross assets and liabilities. Trading securities – Certain illiquid emerging market corporate bonds and illiquid highly structured corporate bonds are included in this level of the hierarchy. In addition, some of the holdings of notes issued by securitization entities, commercial and residential MBS, collateralized debt obligation securities and other ABS are reported here. The increase in the period is mainly due to purchases, issuances and transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments, partially offset by sales, losses and settlements. Positive and negative market values from derivative instruments categorized in this level of the fair value hierarchy are valued based on one or more significant unobservable parameters. The unobservable parameters may include certain correlations, certain longer-term volatilities, certain prepayment rates, credit spreads and other transaction-specific parameters. Level 3 derivatives include certain options where the volatility is unobservable; certain basket options in which the correlations between the referenced underlying assets are unobservable; longer-term interest rate option derivatives; multi-currency foreign exchange derivatives; and certain credit default swaps for which the credit spread is not observable. The increase in assets during the period are driven by transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments, partially offset by losses. The increase in liabilities during the period are driven by transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments and losses, partially offset by settlements and gains. Other trading instruments classified in Level 3 of the fair value hierarchy mainly consist of traded loans valued using valuation models based on one or more significant unobservable parameters. Level 3 loans comprise illiquid leveraged loans and illiquid residential and commercial mortgage loans. The increase in the period refers to purchases, issuances, gains and transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments, partially offset by sales and settlements. Non trading financial assets mandatory at fair value through profit or loss classified in Level 3 of fair value hierarchy consist of financial instruments included in other business model originated, acquired principally for the purpose of selling or repurchasing them in near future and unlisted equity instruments where there is no close proxy and the market is very illiquid. Additionally this classification includes any instrument for which the contractual cash flow characteristics are not SPPI. The increase in the period is driven by gains, issuances and purchases, partially offset by settlements, sales and transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments. Financial assets/liabilities designated at fair value through profit or loss – Certain corporate loans and structured liabilities which were designated at fair value through profit or loss under the fair value option are categorized in this level of the fair value hierarchy. The corporate loans are valued using valuation techniques which incorporate observable credit spreads, recovery rates and unobservable utilization parameters. Revolving loan facilities are reported in the third level of the hierarchy because the utilization in the event of the default parameter is significant and unobservable. In addition, certain hybrid debt issuances designated at fair value through profit or loss containing embedded derivatives are valued based on significant unobservable parameters. These unobservable parameters include single stock volatility correlations. The increase in assets during the period is driven by transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments and gains, partially offset by settlements. The increase in liabilities during the period is driven by issuances, losses and transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments, partially offset by settlements. Financial assets at fair value through other comprehensive income include non-performing loan portfolios where there is no trading intent and the market is very illiquid. The increase in the period is driven by purchases, issuances, gains and transfers between Level 2 and Level 3 due to changes in the observability of input parameters used to value these instruments, partially offset by sales and settlements. Reconciliation of financial instruments classified in Level 3 Jun 30, 2022 in € m. Balance,beginningof year Changesin thegroup ofconsoli-datedcom-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 3,614 0 (316) 1,646 (1,274) 80 (79) 1,174 (785) 4,060 Positive marketvalues fromderivative finan-cial instruments 9,042 0 (2,034) 0 0 0 13 6,976 (2,477) 11,519 Other tradingassets 5,201 0 37 579 (1,063) 1,431 (660) 505 (567) 5,462 Non-trading financial assets mandatory at fair value through profit or loss 4,896 0 547 162 (61) 1,109 (535) 177 (912) 5,383 Financial assetsdesignated at fairvalue throughprofit or loss 49 0 4 0 0 0 (45) 88 0 96 Financial assets at fair value through other comprehensive income 2,302 0 55 62 (156) 313 (349) 566 (158) 2,585 Other financialassets at fair value 78 0 0 0 0 0 0 0 49 127 Total financial assetsheld at fair value 25,182 0 (1,757)6,7 2,449 (2,553) 2,932 (1,655) 9,486 (4,851) 29,232 Financial liabilitiesheld at fair value: Trading securities 33 0 (1) 0 0 0 0 0 0 33 Negative marketvalues fromderivative financialinstruments 9,781 0 (2,182) 0 0 0 (254) 5,517 (1,904) 10,958 Other tradingliabilities 49 0 (45) 0 0 0 0 0 0 4 Financial liabilitiesdesignated at fairvalue throughprofit or loss 1,740 0 125 0 0 1,163 (129) 80 (50) 2,928 Other financialliabilities at fair value (179) 0 (485) 0 0 0 (7) 1 40 (630) Total financialliabilities held atfair value 11,424 0 (2,588)6,7 0 0 1,163 (390) 5,598 (1,914) 13,293 1Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters. 2Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower. 3Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements. 4Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year. 5Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 104 million recognized in other comprehensive income, net of tax. 6This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 537 million and for total financial liabilities held at fair value this is a loss of € 73 million. 7For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains. Jun 30, 2021 in € m. Balance,beginningof year Changes inthe groupof consoli-dated com-panies Totalgains/losses1 Purchases Sales Issu-ances2 Settle-ments3 TransfersintoLevel 34 Transfersout ofLevel 34 Balance,end ofperiod Financial assetsheld at fair value: Trading securities 3,066 0 394 1,709 (1,476) 0 (80) 663 (611) 3,666 Positive marketvalues fromderivative finan-cial instruments 8,725 0 (275) 0 0 0 (465) 2,951 (2,418) 8,518 Other tradingassets 5,117 0 114 497 (1,439) 390 (592) 542 (477) 4,152 Non-trading financial assets mandatory at fair value through profit or loss 4,618 0 229 218 (184) 132 (207) 47 (506) 4,347 Financial assetsdesignated at fairvalue throughprofit or loss 0 0 0 0 0 5 0 0 0 6 Financial assets at fair value through other comprehensive income 2,037 0 375 43 (22) 338 (236) 274 (220) 2,252 Other financialassets at fair value 20 0 (2) 0 0 0 0 3 (17) 4 Total financial assetsheld at fair value 23,583 0 4966,7 2,468 (3,120) 865 (1,580) 4,479 (4,248) 22,943 Financial liabilitiesheld at fair value: Trading securities 2 0 0 0 0 0 (2) 18 (0) 18 Negative marketvalues fromderivative financialinstruments 8,200 0 (656) 0 0 0 (166) 3,016 (1,464) 8,930 Other tradingliabilities 0 0 (6) 0 0 0 0 64 0 58 Financial liabilitiesdesignated at fairvalue throughprofit or loss 960 0 (12) 0 0 45 (202) 180 (93) 878 Other financialliabilities atfair value (294) 0 95 0 0 0 (8) 2 37 (168) Total financialliabilities held atfair value 8,867 0 (579)6,7 0 0 45 (378) 3,281 (1,520) 9,717 1Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters. 2Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower. 3Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements. 4Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year. 5Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 7 million recognized in other comprehensive income, net of tax. 6This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 168 million and for total financial liabilities held at fair value this is a loss of € 16 million. 7For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains. Sensitivity analysis of unobservable parameters Where the value of financial instruments is dependent on unobservable parameter inputs, the precise level for these parameters at the balance sheet date might be drawn from a range of reasonably possible alternatives. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence and in line with the Group’s approach to valuation control detailed above. Were the Group to have marked the financial instruments concerned using parameter values drawn from the extremes of the ranges of reasonably possible alternatives, as of June 30, 2022 it could have increased fair value by as much as € 2.0 billion or decreased fair value by as much as € 1.5 billion. As of December 31, 2021 it could have increased fair value by as much as € 1.7 billion or decreased fair value by as much as € 1.2 billion. The changes in sensitive amounts from December 31, 2021 to June 30, 2022 were an increase in positive fair value movement of € 222 million, and an increase in negative fair value movement of € 272 million. The increase in positive and negative fair value movements are largely in line with the increase in Group Level 3 in the period, with Level 3 assets increasing from € 25.2 billion at December 31, 2021 to € 29.2 billion at June 30, 2022 and Group Level 3 liabilities increasing from € 11.4 billion at December 31, 2021 to € 13.3 billion at June 30, 2022. These moves represent a percentage increase in gross Level 3 assets and liabilities of approximately 16%. The change in positive fair value movements from December 31, 2021 to June 30, 2022 represents a 13 % increase and the change in negative fair value movements represents an 22 % increase. The downside increase is proportionally larger than the 16 % increase in Group Level 3, with a key driver of this attributed to Russia / Ukraine developments due to the resulting significant market moves, volatility and increased uncertainty on Russia related assets. Our sensitivity calculation of unobservable parameters for Level 3 aligns to the approach used to assess valuation uncertainty for Prudent Valuation purposes. Prudent Valuation is a capital requirement for assets held at fair value. It provides a mechanism for quantifying and capitalizing valuation uncertainty in accordance with the European Commission Delegated Regulation (EU) 2016/101, which supplements Article 34 of Regulation (EU) No. 2019/876 (CRR), requiring institutions to apply a deduction from CET 1 the amount of any additional value adjustments on all assets measured at fair value calculated in accordance with Article 105(14). This utilizes exit price analysis performed for the relevant assets and liabilities in the Prudent Valuation assessment. This disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of financial instruments for which valuation is dependent on unobservable input parameters. However, it is unlikely in practice that all unobservable parameters would be simultaneously at the extremes of their ranges of reasonably possible alternatives. For many of the financial instruments considered here, in particular derivatives, unobservable input parameters represent only a subset of the parameters required to price the financial instrument, the remainder being observable. Hence for these instruments the overall impact of moving the unobservable input parameters to the extremes of their ranges might be relatively small compared with the total fair value of the financial instrument. For other instruments, fair value is determined based on the price of the entire instrument, for example, by adjusting the fair value of a reasonable proxy instrument. In addition, all financial instruments are already carried at fair values which are inclusive of valuation adjustments for the cost to close out that instrument and hence already factor in uncertainty as it reflects itself in market pricing. Any negative impact of uncertainty calculated within this disclosure, then, will be over and above that already included in the fair value contained in the financial statements. Breakdown of the sensitivity analysis by type of instrument1 Jun 30, 2022 Dec 31, 2021 in € m. Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Positive fair valuemovement fromusing reasonablepossiblealternatives Negative fair valuemovement fromusing reasonablepossiblealternatives Securities: Debt securities 384 398 267 256 Commercial mortgage-backed securities 20 16 18 15 Mortgage and other asset-backed securities 10 18 13 9 Corporate, sovereign and other debt securities 353 364 236 233 Equity securities 118 94 94 65 Derivatives: Credit 217 135 163 109 Equity 86 79 105 100 Interest related 267 230 409 232 Foreign exchange 56 47 34 31 Other 273 69 98 82 Loans: Loans 560 434 570 340 Other 0 0 0 0 Total 1,961 1,487 1,739 1,215 1 Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table. Quantitative information about the sensitivity of significant unobservable inputs The behavior of the unobservable parameters on Level 3 fair value measurement is not necessarily independent, and dynamic relationships often exist between the other unobservable parameters and the observable parameters. Such relationships, where material to the fair value of a given instrument, are explicitly captured via correlation parameters, or are otherwise controlled via pricing models or valuation techniques. Frequently, where a valuation technique utilizes more than one input, the choice of a certain input will bound the range of possible values for other inputs. In addition, broader market factors (such as interest rates, equity, credit or commodity indices or foreign exchange rates) can also have effects. The range of values shown below represents the highest and lowest inputs used to value the significant exposures within Level 3. The diversity of financial instruments that make up the disclosure is significant and therefore the ranges of certain parameters can be large. For example, the range of credit spreads on mortgage backed securities represents performing, more liquid positions with lower spreads than the less liquid, non-performing positions which will have higher credit spreads. As Level 3 contains the less liquid fair value instruments, the wide ranges of parameters seen is to be expected, as there is a high degree of pricing differentiation within each exposure type to capture the relevant market dynamics. There follows a brief description of each of the principal parameter types, along with a commentary on significant interrelationships between them. Credit Parameters are used to assess the creditworthiness of an exposure, by enabling the probability of default and resulting losses of a default to be represented. The credit spread is the primary reflection of creditworthiness and represents the premium or yield return above the benchmark reference instrument (typically LIBOR, or relevant Treasury Instrument, depending upon the asset being assessed), that a bond holder would require to allow for the credit quality difference between that entity and the reference benchmark. Higher credit spreads will indicate lower credit quality, and lead to a lower value for a given bond, or other loan-asset that is to be repaid to the Bank by the borrower. Recovery Rates represent an estimate of the amount a lender would receive in the case of a default of a loan, or a bond holder would receive in the case of default of the bond. Higher recovery rates will give a higher valuation for a given bond position, if other parameters are held constant. Constant Default Rate (CDR) and Constant Prepayment Rate (CPR) allow more complex loan and debt assets to be assessed, as these parameters estimate the ongoing defaults arising on scheduled repayments and coupons, or whether the borrower is making additional (usually voluntary) prepayments. These parameters are particularly relevant when forming a fair value opinion for mortgage or other types of lending, where repayments are delivered by the borrower through time, or where the borrower may pre-pay the loan (seen for example in some residential mortgages). Higher CDR will lead to lower valuation of a given loan or mortgage as the lender will ultimately receive less cash. Interest rates, credit spreads, inflation rates, foreign exchange rates and equity prices are referenced in some option instruments, or other complex derivatives, where the payoff a holder of the derivative will receive is dependent upon the behavior of these underlying references through time. Volatility parameters describe key attributes of option behavior by enabling the variability of returns of the underlying instrument to be assessed. This volatility is a measure of probability, with higher volatilities denoting higher probabilities of a particular outcome occurring. The underlying references (interest rates, credit spreads etc.) have an effect on the valuation of options, by describing the size of the return that can be expected from the option. Therefore the value of a given option is dependent upon the value of the underlying instrument, and the volatility of that instrument, representing the size of the payoff, and the probability of that payoff occurring. Where volatilities are high, the option holder will see a higher option value as there is greater probability of positive returns. A higher option value will also occur where the payoff described by the option is significant. Correlations are used to describe influential relationships between underlying references where a derivative or other instrument has more than one underlying reference. Behind some of these relationships, for example commodity correlation and interest rate-foreign exchange correlations, typically lie macroeconomic factors such as the impact of global demand on groups of commodities, or the pricing parity effect of interest rates on foreign exchange rates. More specific relationships can exist between credit references or equity stocks in the case of credit derivatives and equity basket derivatives, for example. Credit correlations are used to estimate the relationship between the credit performance of a range of credit names, and stock correlations are used to estimate the relationship between the returns of a range of equities. A derivative with a correlation exposure will be either long- or short-correlation. A high correlation suggests a strong relationship between the underlying references is in force, and this will lead to an increase in value of a long-correlation derivative. Negative correlations suggest that the relationship between underlying references is opposing, i.e., an increase in price of one underlying reference will lead to a reduction in the price of the other. An EBITDA (‘earnings before interest, tax, depreciation and amortization’) multiple approach can be used in the valuation of less liquid securities. Under this approach the enterprise value (‘EV’) of an entity can be estimated via identifying the ratio of the EV to EBITDA of a comparable observable entity and applying this ratio to the EBITDA of the entity for which a valuation is being estimated. Under this approach a liquidity adjustment is often applied due to the difference in liquidity between the generally listed comparable used and the company under valuation. A higher EV/EBITDA multiple will result in a higher fair value. Financial instruments classified in Level 3 and quantitative information about unobservable inputs Jun 30, 2022 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 74 0 Price based Price 0% 102 % Discounted cash flow Credit spread (bps) 183 1,520 Mortgage- and other asset-backedsecurities 76 0 Price based Price 0% 100 % Discounted cash flow Credit spread (bps) 54 1,500 Recovery rate 0% 90 % Constant default rate 0% 12 % Constant prepayment rate 0% 81 % Total mortgage- and other asset-backedsecurities 151 0 Debt securities and other debtobligations 5,138 2,809 Price based Price 0% 595 % Held for trading 3,729 33 Discounted cash flow Credit spread (bps) 87 601 Corporate, sovereign and otherdebt securities 3,729 Non-trading financial assets mandatory at fair value through profit or loss 1,286 Designated at fair value through profit or loss 0 2,777 Financial assets at fair value through other comprehensive income 123 Equity securities 836 0 Market approach Price per net asset value 0% 108 % Held for trading 181 0 Enterprise value/EBITDA(multiple) 5 16 Non-trading financial assets mandatory at fair value through profit or loss 655 Discounted cash flow Weighted average cost capital 9% 20 % Price based Price 0% 270 % Loans 8,426 4 Price based Price 0% 220 % Held for trading 5,131 4 Discounted cash flow Credit spread (bps) 149 2,100 Non-trading financial assets mandatory at fair value through profit or loss 755 Designated at fair value through profit or loss 96 0 Recovery rate 40% 75 % Financial assets at fair value through other comprehensive income 2,444 Loan commitments 0 21 Discounted cash flow Credit spread (bps) 105 775 Recovery rate 60% 76 % Loan pricing model Utilization 0% 100 % Other financial instruments 3,0362 1303 Discounted cash flow IRR 7% 13 % Repo rate (bps.) (18) 330 Total non-derivative financialinstruments held at fair value 17,587 2,965 1Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position. 2 Other financial assets include € 331 million of other trading assets, € 2.7 billion of other non-trading financial assets mandatory at fair value and € 17 million of other financial assets at fair value through other comprehensive income. 3Other financial liabilities include € 130 million of securities sold under repurchase agreements designated at fair value Dec 31, 2021 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s)1 Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value –Non-Derivative financial instruments held at fair value Mortgage- and other asset-backedsecurities held for trading: Commercial mortgage-backedsecurities 47 0 Price based Price 0% 114 % Discounted cash flow Credit spread (bps) 81 1,235 Mortgage- and other asset-backedsecurities 81 0 Price based Price 0% 112 % Discounted cash flow Credit spread (bps) 85 1,495 Recovery rate 0% 85 % Constant default rate 0% 2 % Constant prepayment rate 0% 27 % Total mortgage- and other asset-backedsecurities 128 0 Debt securities and other debtobligations 5,074 1,654 Price based Price 0% 212 % Held for trading 3,383 33 Discounted cash flow Credit spread (bps) 12 571 Corporate, sovereign and otherdebt securities 3,383 Non-trading financial assets mandatory at fair value through profit or loss 1,568 Designated at fair value through profit or loss 0 1,621 Financial assets at fair value through other comprehensive income 123 Equity securities 660 0 Market approach Price per net asset value 0% 101 % Held for trading 103 0 Enterprise value/EBITDA(multiple) 5 17 Non-trading financial assets mandatory at fair value through profit or loss 557 Discounted cash flow Weighted average cost capital 6% 20 % Price based Price 0% 139 % Loans 8,184 49 Price based Price 0% 275 % Held for trading 5,188 49 Discounted cash flow Credit spread (bps) 34 2,117 Non-trading financial assets mandatory at fair value through profit or loss 769 Designated at fair value through profit or loss 48 0 Recovery rate 40% 85 % Financial assets at fair value through other comprehensive income 2,179 Loan commitments 0 7 Discounted cash flow Credit spread (bps) 128 906 Recovery rate 40% 75 % Loan pricing model Utilization 0% 100 % Other financial instruments 2,0162 1123 Discounted cash flow IRR 7% 16 % Repo rate (bps.) (27) 400 Total non-derivative financialinstruments held at fair value 16,062 1,823 1Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position. 2Other financial assets include € 13 million of other trading assets and € 2.0 billion of other non-trading financial assets mandatory at fair value. 3Other financial liabilities include € 112 million of securities sold under repurchase agreements designated at fair value Jun 30, 2022 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 6,599 5,261 Discounted cash flow Swap rate (bps) (16,516) 1,287 Inflation swap rate (4) % 7 % Constant default rate 0% 20 % Constant prepayment rate 4% 21 % Option pricing model Inflation volatility 0% 9 % Interest rate volatility 0% 43 % IR - IR correlation (1) % 99 % Hybrid correlation (90) % 100 % Credit derivatives 2,078 1,667 Discounted cash flow Credit spread (bps) 3 28,286 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 30% 80 % Equity derivatives 606 1,380 Option pricing model Stock volatility 4% 90 % Index volatility 16% 42 % Index - index correlation 88% 96 % Stock - stock correlation – – Stock Forwards 0% 7 % Index Forwards 0% 6 % FX derivatives 1,686 2,213 Option pricing model Volatility (16) % 64 % Quoted Vol 0% 0 % Other derivatives 676 (193)1 Discounted cash flow Credit spread (bps) – – Option pricing model Index volatility 1% 99 % Commodity correlation 0% 85 % Total market values from derivativefinancial instruments 11,646 10,328 1 Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. Dec 31, 2021 Fair value in € m.(unless stated otherwise) Assets Liabilities Valuation technique(s) Significant unobservableinput(s) (Level 3) Range Financial instruments held at fair value: Market values from derivative financialinstruments: Interest rate derivatives 4,725 4,724 Discounted cash flow Swap rate (bps) (80) 817 Inflation swap rate 1% 5 % Constant default rate 0% 20 % Constant prepayment rate 4% 24 % Option pricing model Inflation volatility 0% 9 % Interest rate volatility 0% 31 % IR - IR correlation (1) % 99 % Hybrid correlation (70) % 100 % Credit derivatives 686 827 Discounted cash flow Credit spread (bps) 2 6,630 Recovery rate 0% 40 % Correlation pricingmodel Credit correlation 30% 63 % Equity derivatives 766 1,749 Option pricing model Stock volatility 25% 68 % Index volatility 11% 80 % Index - index correlation 88% 91 % Stock - stock correlation 0% 0 % Stock Forwards 0% 9 % Index Forwards 0% 5 % FX derivatives 1,816 1,913 Option pricing model Volatility (33) % 59 % Quoted Vol 0% 0 % Other derivatives 1,127 3881 Discounted cash flow Credit spread (bps) – – Option pricing model Index volatility 0% 131 % Commodity correlation 15% 86 % Total market values from derivativefinancial instruments 9,120 9,601 1Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. Unrealized gains or losses on Level 3 instruments held or in issue at the reporting date The unrealized gains or losses on Level 3 Instruments are not due solely to unobservable parameters. Many of the parameter inputs to the valuation of instruments in this level of the hierarchy are observable and the gain or loss is partly due to movements in these observable parameters over the period. Many of the positions in this level of the hierarchy are economically hedged by instruments which are categorized in other levels of the fair value hierarchy. The offsetting gains and losses that have been recorded on all such hedges are not included in the table below, which only shows the gains and losses related to the Level 3 classified instruments themselves held at the reporting date in accordance with IFRS 13. The unrealized gains and losses on Level 3 instruments are included in both net interest income and net gains on financial assets/liabilities at fair value through profit or loss in the interim consolidated income statement. Six months ended in € m. Jun 30, 2022 Jun 30, 2021 Financial assets held at fair value: Trading securities (433) 298 Positive market values from derivative financial instruments (1,257) 184 Other trading assets (96) 64 Non-trading financial assets mandatory at fair value through profit or loss 453 156 Financial assets designated at fair value through profit or loss 1 1 Financial assets at fair value through other comprehensive income 0 3 Other financial assets at fair value 13 (3) Total financial assets held at fair value (1,318) 702 Financial liabilities held at fair value: Trading securities 1 0 Negative market values from derivative financial instruments 1,504 159 Other trading liabilities 45 6 Financial liabilities designated at fair value through profit or loss (113) 14 Other financial liabilities at fair value 460 (95) Total financial liabilities held at fair value 1,897 84 Total 579 785 Recognition of trade date profit If there are significant unobservable inputs used in a valuation technique, the financial instrument is recognized at the transaction price and any trade date profit is deferred. The table below presents the year-to-year movement of the trade date profits deferred due to significant unobservable parameters for financial instruments classified at fair value through profit or loss. The balance is predominantly related to derivative instruments. in € m. Jun 30, 2022 Jun 30, 2021 Balance, beginning of year 462 454 New trades during the period 99 55 Amortization (49) (77) Matured trades (30) (47) Subsequent move to observability (9) (0) Exchange rate changes 4 1 Balance, end of period 477 386